                                   [GRAPHIC]

                                                  Annual Report October 31, 2000

Oppenheimer
Quest Small Cap Fund(SM)

                          [LOGO OF OPPENHEIMER FUNDS]

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REPORT HIGHLIGHTS
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          CONTENTS

      1   President's Letter

      3   An Interview with Your Fund's Managers

      7   Fund Performance

     11   Financial Statements

     38   Independent Auditors' Report

     39   Federal Income Tax Information

     40   Officers and Trustees


Slower U.S. economic growth has shifted investors' attention to companies with a demonstrated ability to grow their earnings even during economic downturns. The rising price of oil has created investment opportunities in energy companies, which represented one of the largest areas of emphasis for the Fund.



---------------------------
Average Annual
Total Returns*

For the 1-Year Period
Ended 10/31/00

Class A
Without          With
Sales Chg.       Sales Chg.
---------------------------
26.40%           19.13%

Class B
Without          With
Sales Chg.       Sales Chg.
---------------------------
25.74%           20.74%

Class C
Without          With
Sales Chg.       Sales Chg.
---------------------------
25.79%           24.79%
---------------------------


*See Notes on page 10 for further details.

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PRESIDENT'S LETTER
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[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Quest Small Cap Fund

Dear Shareholder,

Over the past several decades, our investment teams have learned the importance of avoiding complacency when it comes to navigating the financial markets--especially when times are good. Right now, times appear particularly good. The U.S. economy is in its tenth year of expansion. In the bond market, U.S. Treasury issues have been performing favorably over the past year. In addition, despite volatility in the second quarter, the stock market has been providing attractive returns from a wide spectrum of industry sectors, capitalization ranges and investment styles.

   We have arrived at this juncture after months of monitoring the rapid pace of global economic growth and its implications for inflation, as well as the Federal Reserve Board's evolving monetary policy. At this point, economic indicators suggest a dampening of short-term inflationary pressures. While recent increases in oil prices are certainly taking their toll, we don't believe this signals a return to 1970's-style inflation. Accordingly, if the Fed continues in its diligence, the economy could maintain its healthy rate of growth.

   In the bond market, the achievement of a federal budget surplus has prompted the Treasury to buy back many of its long-term securities. The resulting supply shortage boosted these securities' returns, causing an inversion of the yield curve--an unusual situation in which shorter term Treasuries yield more than their longer term counterparts. Other bond sectors are offering many opportunities in the form of attractive valuations.

   Perhaps most important is that we have begun to see encouraging signs in the stock market. Formerly high-flying Internet stocks have generally come down to earth, and investors have begun to refocus on companies with strong business fundamentals and justifiable valuations. Investors have also returned to long-neglected, value-oriented companies.


                      1  OPPENHEIMER QUEST SMALL CAP FUND
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PRESIDENT'S LETTER
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   What else do these various trends tell us? They tell us that the ability to discriminate between long-term potential and short-lived fads has become more critical than ever. Trying to generate good long-term performance requires tracking the best companies through intensive research, combined with hard-earned experience.

   At OppenheimerFunds, our seasoned portfolio management teams fight complacency by remaining constantly aware of the risks that face the economy and financial markets. Virtually anything could affect the overall markets--a surge in inflation, a decline in productivity, deteriorating corporate earnings, or even the new Administration's proposals regarding tax reform, health-care and Social Security. However, by remaining vigilant in our quest for fundamentally sound businesses, we believe we can find good investments that can weather market volatility.

   In this environment, we encourage you to consult your financial advisor and to stay on track with your long-term financial plan. For our part, we will continue to monitor the opportunities and risks ever present in the financial markets. Thank you for your confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
November 21, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of the securities markets or any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow. Stocks and bonds have different types of investment risks; stocks are subject to market volatility and bonds are subject to credit and interest rate risks.


                      2  OPPENHEIMER QUEST SMALL CAP FUND

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AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

[PHOTO]

Portfolio Management
Team (l to r)
Mark Zavanelli
(Portfolio Manager)
Charles Albers
(Portfolio Manager)
Nikolaos Monoyios
Alex Zhou

Q. How did Oppenheimer Quest Small Cap Fund(SM) perform over the one-year period that ended October 31, 2000?

A. We are pleased with the Fund's performance. Mark Zavanelli and Charles Albers assumed responsibility for managing the Fund on April 28, 2000. The team's disciplined approach to stock selection helped the Fund participate in some of the best-performing sectors of the stock market. The Fund's strong returns were driven primarily by its energy and healthcare holdings during the second half of the reporting period. The Fund's Class A shares generated a 26.40% average annual total return, without sales charge, for the one-year period ended October 31, 2000, outperforming its benchmark for the same one-year period. The Russell 2000 Index produced a 17.41% return./1/

  We have made significant changes to the portfolio since taking the portfolio management reins. These changes were made because our management approach encompasses researching a diverse group of stocks. We attempt to identify industry groups and individual securities that we believe are most likely to provide attractive returns.

Explain your investment approach.

We employ a disciplined investment process that combines technical and fundamental analysis. On the technical side, we use sophisticated mathematical models to evaluate statistics related to hundreds of individual stocks. These computer programs look at a variety of data to determine which areas of the small-cap stock market offer the best prospects. The models help identify which industries and market sectors may contain the most attractive investment opportunities.

1. The Russell 2000 Index measures the performance of the 2,000 smallest securities in the Russell 3000 Index with an average market weight of $580 million. The Fund's returns are at 10/31/00 include results for periods of exceptional market performance that are not typical of historical results. You should not expect those growth rates to continue.

                      3  OPPENHEIMER QUEST SMALL CAP FUND
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AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
"The Fund's strong returns were driven primarily by its energy and healthcare holdings during the second half of the reporting period."
--------------------------------------------------------------------------------

   After the computer models have completed their work, our research team further evaluates each stock. We strive to understand factors such as each company's quality of management, legal or accounting issues and external competitive forces. We also evaluate the costs associated with trading each stock under consideration.

What changes have you made to the Fund's portfolio?

First, we have increased the number of stocks in the portfolio. In addition, we have reduced our holdings of capital-goods companies, such as industrial firms and manufacturers. We also modestly reduced our exposure to financial stocks, and shifted emphasis within the financial sector from banks to asset managers and insurance companies. That's because we believe the latter have better future earnings prospects.

   We also established a number of new positions in the technology group, with a focus on telecommunications-equipment manufacturers and software companies, and avoiding formerly high-flying Internet companies.

How did economic and market influences contribute to the Fund's performance?

The economy appears to have slowed after a time of robust growth, putting renewed pressure on corporate earnings. In this environment, investors are placing a premium on companies that have the ability to sustain their earnings growth.

   In addition, higher crude oil prices have recently helped and hurt different investment areas. Energy companies have benefited from this trend, while capital-goods companies have generally suffered, as production costs have risen, and as their customers have less money available for capital investments. Because our technical and fundamental analyses suggested some months ago that this might be the case, we were well positioned for this trend after increasing our exposure to the energy sector and reducing our holdings of capital-goods companies.

                      4  OPPENHEIMER QUEST SMALL CAP FUND

------------------------------------------
Average Annual
Total Returns

For the Periods Ended 9/30/00/2/

Class A
1-Year           5-Year          10-Year
------------------------------------------
18.80%            9.66%          14.57%

Class B                          Since
1-Year           5-Year          Inception
------------------------------------------
20.37%           10.12%           9.47%

Class C                          Since
1-Year           5-Year          Inception
------------------------------------------
24.42%           10.41%           9.38%


What industry groups contributed most to the Fund's returns?

We've already mentioned energy stocks, which represented the fund's highest concentration of assets relative to our benchmark the Russell 2000 Index as of October 31. We received particularly attractive returns from exploration and production companies, natural-gas producers, smaller drilling companies and, more recently, refiners.

   In the healthcare group, our stock-selection strategy led us to service providers such as hospitals, laboratories, low-tech medical-device manufacturers and medical-supply houses. We also received good results from HMOs, which have been recovering from previous lows by producing better earnings.

   On the other hand, we are disappointed that we did not emphasize financial and utilities stocks more. While both industry groups--and our holdings within them--provided attractive returns, their impact on the Fund might have been magnified if we had moved toward greater exposure to these areas.


Where are you currently finding attractive opportunities?

We are finding very attractive values, in our view, in many stocks with strong earnings growth prospects. Accordingly, we have continued to add to our healthcare holdings, and we have maintained a slightly greater emphasis on technology stocks than our benchmark.

   However, it is important to understand that we manage the Fund for the long term, not just according to prevailing economic and market conditions. We remain optimistic about the small-cap marketplace, where we expect companies with consistently strong earnings growth to attract more investor attention. Indeed, we believe that harnessing the investment potential of fast-growing, small companies is part of what makes OppenheimerFunds The Right Way to Invest.


2. See page 10 for further details.


                      5  OPPENHEIMER QUEST SMALL CAP FUND

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AN INTERVIEW WITH YOUR FUND'S MANAGERS
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Sector Allocation/3/

[GRAPH]

Technology                       24.9%
Healthcare                       19.8%
Energy                           14.6%
Capital Goods                    10.7%
Consumer
Cyclicals                        10.3%
Financial                         7.7%
Communication
Services                          5.5%
Consumer
Staples                           3.1%
Basic Materials                   1.7%
Utilities                         0.9%
Transportation                    0.8%


Top Ten Common Stock Holdings/4/
--------------------------------------------------------------------------------
C&D Technologies, Inc.                                                      1.8%
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                             1.5
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                 1.4
--------------------------------------------------------------------------------
Dentsply International, Inc.                                                1.3
--------------------------------------------------------------------------------
Alliant Techsystems, Inc.                                                   1.0
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.                                                     1.0
--------------------------------------------------------------------------------
Tollgrade Communications, Inc.                                              0.9
--------------------------------------------------------------------------------
Oakley, Inc.                                                                0.8
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                      0.7
--------------------------------------------------------------------------------
Oxford Health Plans, Inc.                                                   0.7
--------------------------------------------------------------------------------



Top Five Common Stock Industries/4/
--------------------------------------------------------------------------------
Healthcare/Drugs                                                           13.2%
--------------------------------------------------------------------------------
Computer Software                                                           9.6
--------------------------------------------------------------------------------
Oil: Domestic                                                               7.6
--------------------------------------------------------------------------------
Electronics                                                                 7.1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services                                              6.6


3. Portfolio is subject to change. Percentages are as of October 31, 2000, and are based on total market value of common stock.

4. Portfolio is subject to change. Percentages are as of October 31, 2000, and are based on net assets.

                      6  OPPENHEIMER QUEST SMALL CAP FUND

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FUND PERFORMANCE
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc. of the Fund's performance during its fiscal year ended October 31, 2000, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

Management's discussion of performance. During the fiscal year that ended October 31, 2000, Oppenheimer Quest Small Cap Fund's performance was strongly influenced by changes in economic and market conditions. The Fund's strong positive returns were driven primarily by the energy, healthcare and technology areas, which have benefited from, among other factors, higher oil prices, improving earnings and rising customer demand, respectively. The Fund also experienced a change in its management team near the middle of its fiscal year. The team combines quantitative analysis and experience to help make sound investment decisions. The Fund's portfolio holdings, allocations and investment style are subject to change.

Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2000. In the case of Class A shares, performance is measured over a 10-year period. In the case of Class B and Class C, performance is measured from inception of those classes on September 1, 1993. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

   The Fund's performance is compared to that of the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest securities in the Russell 3000 Index with an average market weight of $580 million. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                      7  OPPENHEIMER QUEST SMALL CAP FUND

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FUND PERFORMANCE
--------------------------------------------------------------------------------

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                     Oppenheimer Quest                 Russell
                      Small Cap Fund                     2000
                        (Class A)                       Index

10/31/90                  9,425                         10,000
 1/31/91                 11,065                         12,201
 4/30/91                 12,816                         14,480
 7/31/91                 13,918                         14,788
10/31/91                 14,609                         15,864
 1/31/92                 16,762                         17,666
 4/30/92                 16,661                         16,950
 7/31/92                 16,248                         16,933
10/31/92                 16,304                         17,370
 1/31/93                 19,104                         20,005
 4/30/93                 19,441                         19,623
 7/31/93                 19,825                         20,904
10/31/93                 21,230                         23,000
 1/31/94                 22,226                         23,724
 4/30/94                 21,108                         22,524
 7/31/94                 20,575                         21,868
10/31/94                 21,238                         22,918
 1/31/95                 20,867                         22,299
 4/30/95                 21,602                         24,152
 7/31/95                 23,204                         27,330
10/31/95                 23,110                         27,124
 1/31/96                 24,331                         28,978
 4/30/96                 26,280                         32,119
 7/31/96                 24,744                         29,218
10/31/96                 27,077                         31,628
 1/31/97                 29,608                         34,469
 4/30/97                 29,011                         32,136
 7/31/97                 35,033                         38,975
10/31/97                 35,937                         40,905
 1/31/98                 35,596                         40,698
 4/30/98                 39,092                         45,762
 7/31/98                 33,424                         39,876
10/31/98                 30,529                         36,061
 1/31/99                 31,264                         40,834
 4/30/99                 32,521                         41,528
 7/31/99                 34,197                         42,831
10/31/99                 30,645                         41,422
 1/31/00                 31,229                         48,079
 4/30/00                 33,342                         49,177
 7/31/00                 36,184                         48,728
10/31/00                 38,735                         48,632

Average Annual Total Return of Class A Shares of the Fund at 10/31/00/1/
1-Year 19.13%      5-Year 9.58%      10-Year 14.50%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                     Oppenheimer Quest                 Russell
                      Small Cap Fund                     2000
                        (Class B                        Index

 9/01/93                 10,000                         10,000
10/31/93                 10,273                         10,547
 1/31/94                 10,744                         10,879
 4/30/94                 10,195                         10,329
 7/31/94                  9,925                         10,028
10/31/94                 10,233                         10,510
 1/31/95                 10,035                         10,225
 4/30/95                 10,371                         11,075
 7/31/95                 11,128                         12,533
10/31/95                 11,070                         12,438
 1/31/96                 11,633                         13,288
 4/30/96                 12,553                         14,729
 7/31/96                 11,805                         13,398
10/31/96                 12,904                         14,503
 1/31/97                 14,089                         15,806
 4/30/97                 13,785                         14,737
 7/31/97                 16,626                         17,872
10/31/97                 17,040                         18,758
 1/31/98                 16,851                         18,663
 4/30/98                 18,484                         20,985
 7/31/98                 15,781                         18,286
10/31/98                 14,404                         16,536
 1/31/99                 14,726                         18,725
 4/30/99                 15,300                         19,043
 7/31/99                 16,069                         19,641
10/31/99                 14,394                         18,995
 1/31/00                 14,668                         22,047
 4/30/00                 15,661                         22,551
 7/31/00                 16,996                         22,345
10/31/00                 18,194                         22,301

Average Annual Total Return of Class B Shares of the Fund at 10/31/00/1/
1-Year 20.74%      5-Year 10.04%         Life 8.71%

1. See page 10 for further details.

                      8  OPPENHEIMER QUEST SMALL CAP FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [GRAPH]

                     Oppenheimer Quest                 Russell
                      Small Cap Fund                     2000
                        (Class C)                       Index

 9/01/93                 10,000                         10,000
10/31/93                 10,279                         10,547
 1/31/94                 10,744                         10,879
 4/30/94                 10,195                         10,329
 7/31/94                  9,925                         10,028
10/31/94                 10,227                         10,510
 1/31/95                 10,035                         10,225
 4/30/95                 10,371                         11,075
 7/31/95                 11,128                         12,533
10/31/95                 11,070                         12,438
 1/31/96                 11,630                         13,288
 4/30/96                 12,551                         14,729
 7/31/96                 11,801                         13,398
10/31/96                 12,902                         14,503
 1/31/97                 14,089                         15,806
 4/30/97                 13,784                         14,737
 7/31/97                 16,631                         17,872
10/31/97                 17,037                         18,758
 1/31/98                 16,855                         18,663
 4/30/98                 18,492                         20,985
 7/31/98                 15,784                         18,286
10/31/98                 14,405                         16,536
 1/31/99                 14,736                         18,725
 4/30/99                 15,302                         19,043
 7/31/99                 16,072                         19,641
10/31/99                 14,382                         18,995
 1/31/00                 14,639                         22,047
 4/30/00                 15,613                         22,551
 7/31/00                 16,922                         22,345
10/31/00                 18,091                         22,301

Average Annual Total Return of Class C Shares of the Fund at 10/31/00/1/
1-Year 24.79%      5-Year 10.32%         Life 8.62%



The performance information for the Russell 2000 Index in the graphs begins on 10/31/90 for Class A, and on 8/31/93 for both Class B and Class C.

Past performance is not predictive of future performance. Graphs are not drawn to the same scale.

                      9  OPPENHEIMER QUEST SMALL CAP FUND
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NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance has been subject to substantial short-term fluctuations and current performance may be less than the results shown. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                     10   OPPENHEIMER QUEST SMALL CAP FUND

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STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
                                                                    Market Value
                                                         Shares       See Note 1
================================================================================
Common Stocks--99.9%
--------------------------------------------------------------------------------
Basic Materials--1.6%
--------------------------------------------------------------------------------
Chemicals--0.6%
Bush Boake Allen, Inc./1/                                11,000      $  532,125
--------------------------------------------------------------------------------
SCP Pool Corp./1/                                        21,000         543,375
--------------------------------------------------------------------------------
Symyx Technologies, Inc./1/                              12,000         566,250
                                                                     -----------
                                                                      1,641,750

--------------------------------------------------------------------------------
Metals--0.7%
--------------------------------------------------------------------------------
CIRCOR International, Inc.                               95,000       1,050,937
--------------------------------------------------------------------------------
Lone Star Technologies, Inc./1/                           7,600         305,140
--------------------------------------------------------------------------------
Shaw Group, Inc. (The)/1/                                 6,000         489,000
                                                                     -----------
                                                                      1,845,077

--------------------------------------------------------------------------------
Paper--0.3%
Pactiv Corp./1/                                          87,000         913,500
--------------------------------------------------------------------------------
Capital Goods--10.8%
--------------------------------------------------------------------------------
Aerospace/Defense--1.6%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc./1/                             29,500       2,653,156
--------------------------------------------------------------------------------
Esterline Technologies Corp./1/                          10,000         223,125
--------------------------------------------------------------------------------
Precision Castparts Corp.                                12,800         483,200
--------------------------------------------------------------------------------
Teledyne Technologies, Inc./1/                           30,000         751,875
                                                                     -----------
                                                                      4,111,356

--------------------------------------------------------------------------------
Electrical Equipment--1.6%
American Technical Ceramics Corp./1/                     11,000         168,300
--------------------------------------------------------------------------------
BEI Technologies, Inc.                                   21,400         762,375
--------------------------------------------------------------------------------
C-Cube Microsystems, Inc./1/                             36,000         702,000
--------------------------------------------------------------------------------
Littlefuse, Inc./1/                                      28,000         812,000
--------------------------------------------------------------------------------
ScanSource, Inc./1/                                       4,000         191,000
--------------------------------------------------------------------------------
Technitrol, Inc.                                         14,000       1,552,250
                                                                     -----------
                                                                      4,187,925

--------------------------------------------------------------------------------
Industrial Services--3.6%
Administaff, Inc./1/                                     24,000         852,000
--------------------------------------------------------------------------------
Advanced Marketing Services, Inc.                         5,400          97,200
--------------------------------------------------------------------------------
Corporate Executive Board Co./1/                          4,000         184,500
--------------------------------------------------------------------------------
Excel Technology, Inc./1/                                13,500         337,500
--------------------------------------------------------------------------------
Forrester Research, Inc./1/                              12,000         492,750
--------------------------------------------------------------------------------
Hall, Kinion & Associates, Inc./1/                       29,000         766,687
--------------------------------------------------------------------------------
Kent Electronics Corp./1/                                 9,000         167,625
--------------------------------------------------------------------------------
Manhattan Associates, Inc./1/                            18,000       1,152,281
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A/1/               129,200       1,921,850


                     11   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Industrial Services Continued
National Data Corp.                                       9,000      $  343,125
--------------------------------------------------------------------------------
National Processing, Inc./1/                             29,000         458,562
--------------------------------------------------------------------------------
Pason Systems, Inc./1/                                   40,000         195,116
--------------------------------------------------------------------------------
Planar Systems, Inc./1/                                  52,300         889,100
--------------------------------------------------------------------------------
PurchasePro.com, Inc./1/                                 14,000         378,000
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                    22,000         822,250
--------------------------------------------------------------------------------
Valmont Industries, Inc.                                 13,000         264,875
--------------------------------------------------------------------------------
Zomax, Inc./1/                                           11,500          69,719
                                                                     -----------
                                                                      9,393,140

--------------------------------------------------------------------------------
Manufacturing--4.0%
Applied Films Corp./1/                                   25,000         850,000
--------------------------------------------------------------------------------
Asyst Technologies, Inc./1/                              26,000         390,000
--------------------------------------------------------------------------------
Coherent, Inc./1/                                        16,000         557,000
--------------------------------------------------------------------------------
Columbia Sportswear Co./1/                               14,000         598,500
--------------------------------------------------------------------------------
Flowserve Corp.                                          12,000         241,500
--------------------------------------------------------------------------------
FSI International, Inc./1/                               20,000         186,250
--------------------------------------------------------------------------------
GSI Lumonics, Inc./1/                                    52,000         656,500
--------------------------------------------------------------------------------
Maverick Tube Corp./1/                                   10,000         155,625
--------------------------------------------------------------------------------
Measurement Specialties, Inc./1/                         30,000         796,875
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc./1/                     3,000         140,062
--------------------------------------------------------------------------------
Millipore Corp.                                           5,000         262,500
--------------------------------------------------------------------------------
Oakley, Inc./1/                                          99,000       2,079,000
--------------------------------------------------------------------------------
Paxar Corp./1/                                           37,500         307,031
--------------------------------------------------------------------------------
Photon Dynamics, Inc./1/                                 10,000         360,000
--------------------------------------------------------------------------------
Plexus Corp./1/                                           5,000         315,312
--------------------------------------------------------------------------------
Rudolph Technologies, Inc./1/                            17,200         670,800
--------------------------------------------------------------------------------
SPS Technologies, Inc./1/                                 1,200          61,950
--------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                       39,000         936,000
--------------------------------------------------------------------------------
Therma-Wave, Inc./1/                                      2,000          41,000
--------------------------------------------------------------------------------
Three-Five Systems, Inc./1/                              27,000         931,500
                                                                     -----------
                                                                     10,537,405

--------------------------------------------------------------------------------
Communication Services--5.5%
--------------------------------------------------------------------------------
Telecommunications-Long Distance--4.9%
ADTRAN, Inc./1/                                          10,000         380,000
--------------------------------------------------------------------------------
APAC Teleservices, Inc./1/                               14,000          75,250
--------------------------------------------------------------------------------
Boston Communications Group, Inc./1/                     37,000         874,125
--------------------------------------------------------------------------------
C&D Technologies, Inc.                                   78,600       4,647,225
--------------------------------------------------------------------------------
Corvis Corp./1/                                           4,800         315,000
--------------------------------------------------------------------------------
Cosine Communications, Inc./1/                            3,000          99,187
--------------------------------------------------------------------------------
Datum, Inc./1/                                           31,000         992,000


                     12   OPPENHEIMER QUEST SMALL CAP FUND

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Telecommunications-Long Distance Continued
Lightbridge, Inc./1/                                     27,000     $   288,562
--------------------------------------------------------------------------------
LightPath Technologies, Inc., Cl. A/1/                   18,000         490,500
--------------------------------------------------------------------------------
Natural MicroSystems Corp./1/                             8,000         361,500
--------------------------------------------------------------------------------
Oplink Communications, Inc./1/                           18,600         453,375
--------------------------------------------------------------------------------
Somera Communications, Inc./1/                           18,000         202,500
--------------------------------------------------------------------------------
SymmetriCom, Inc./1/                                     93,000       1,185,750
--------------------------------------------------------------------------------
Tollgrade Communications, Inc./1/                        25,200       2,412,900
--------------------------------------------------------------------------------
Westell Technologies, Inc., Cl. A/1/                     16,000          88,000
                                                                     -----------
                                                                     12,865,874

--------------------------------------------------------------------------------
Telecommunications-Wireless--0.6%
DMC Stratex Networks, Inc./1/                            27,000         624,375
--------------------------------------------------------------------------------
EMS Technologies, Inc./1/                                27,000         428,625
--------------------------------------------------------------------------------
Western Multiplex Corp./1/                               15,500         218,937
--------------------------------------------------------------------------------
Wireless Facilities, Inc./1/                              8,000         400,000
                                                                     -----------
                                                                      1,671,937

--------------------------------------------------------------------------------
Consumer Cyclicals--10.3%
--------------------------------------------------------------------------------
Autos & Housing--0.9%
Direct Focus, Inc./1/                                    16,000         712,000
--------------------------------------------------------------------------------
Harman International Industries, Inc.                     7,000         336,000
--------------------------------------------------------------------------------
NVR, Inc./1/                                              4,000         413,600
--------------------------------------------------------------------------------
Security Capital Group, Inc., Cl. B/1/                   16,000         305,000
--------------------------------------------------------------------------------
Standard Pacific Corp.                                   12,000         225,000
--------------------------------------------------------------------------------
State Auto Financial Corp.                               21,000         283,500
                                                                     -----------
                                                                      2,275,100

--------------------------------------------------------------------------------
Consumer Services--1.3%
Advo, Inc./1/                                            35,000       1,288,437
--------------------------------------------------------------------------------
AmeriPath, Inc./1/                                        1,700          30,494
--------------------------------------------------------------------------------
ASI Solutions, Inc./1/                                   40,600         669,900
--------------------------------------------------------------------------------
On Assignment, Inc./1/                                   13,000         327,437
--------------------------------------------------------------------------------
Rent-A-Center, Inc./1/                                   18,000         525,375
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings/1/                           39,100         676,919
                                                                     -----------
                                                                      3,518,562

--------------------------------------------------------------------------------
Leisure & Entertainment--1.4%
Anchor Gaming/1/                                          9,000         764,437
--------------------------------------------------------------------------------
Crestline Capital Corp./1/                               13,000         271,375
--------------------------------------------------------------------------------
Extended Stay America, Inc./1/                           33,000         406,312
--------------------------------------------------------------------------------
Hotel Reservations Network, Inc., Cl. A/1/               14,000         490,000


                     13   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Leisure & Entertainment Continued
Isle of Capri Casinos, Inc./1/                           80,000     $   880,000
--------------------------------------------------------------------------------
Pegasus Solutions, Inc./1/                               51,000         870,187
                                                                     -----------
                                                                      3,682,311

--------------------------------------------------------------------------------
Media--0.9%
Martha Stewart Living Omnimedia, Inc., Cl. A/1/          26,600         666,662
--------------------------------------------------------------------------------
Penton Media, Inc.                                       25,000         764,062
--------------------------------------------------------------------------------
R.H. Donnelley Corp./1/                                  19,000         429,875
--------------------------------------------------------------------------------
Scholastic Corp./1/                                       6,000         480,000
                                                                     -----------
                                                                      2,340,599

--------------------------------------------------------------------------------
Retail: General--0.5%
Neiman Marcus Group, Inc. (The), Cl. A/1/                 8,000         297,000
--------------------------------------------------------------------------------
Stein Mart, Inc./1/                                      71,500       1,108,250
                                                                     -----------
                                                                      1,405,250

--------------------------------------------------------------------------------
Retail: Specialty--4.9%
1-800 CONTACTS, Inc./1/                                  36,000       1,386,000
--------------------------------------------------------------------------------
Chico's Fas, Inc./1/                                      8,000         259,000
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc./1/                  18,000         466,875
--------------------------------------------------------------------------------
Christopher & Banks Corp./1/                             52,500       1,739,062
--------------------------------------------------------------------------------
Coldwater Creek, Inc./1/                                 22,000         653,125
--------------------------------------------------------------------------------
Factory 2-U Stores, Inc./1/                              31,000         990,062
--------------------------------------------------------------------------------
Genesco, Inc./1/                                         12,000         213,000
--------------------------------------------------------------------------------
Insight Enterprises, Inc./1/                             24,500         796,250
--------------------------------------------------------------------------------
McNaughton Apparel Group, Inc./1/                        28,400         390,500
--------------------------------------------------------------------------------
Michaels Stores, Inc./1/                                 10,000         243,125
--------------------------------------------------------------------------------
PC Connection, Inc./1/                                   21,000         572,578
--------------------------------------------------------------------------------
Reebok International Ltd./1/                             43,000         927,187
--------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A/1/                          50,000         759,375
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                       8,000         632,500
--------------------------------------------------------------------------------
Timberland Co., Cl. A/1/                                 34,000       1,755,250
--------------------------------------------------------------------------------
Ultimate Electronics, Inc./1/                            16,000         578,000
--------------------------------------------------------------------------------
Venator Group, Inc./1/                                   17,000         240,125
--------------------------------------------------------------------------------
Wilsons The Leather Experts, Inc./1/                      8,000         122,500
--------------------------------------------------------------------------------
Yankee Candle, Inc. (The)/1/                              9,000         132,187
                                                                     -----------
                                                                     12,856,701

--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.4%
Gildan Activewear, Inc., Cl. A/1/                        15,000         521,250
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                     20,000         550,000
                                                                     -----------
                                                                      1,071,250


                     14   OPPENHEIMER QUEST SMALL CAP FUND

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Consumer Staples--3.1%
--------------------------------------------------------------------------------
Education--1.1%
Advantage Learning Systems, Inc./1/                       6,000      $  178,125
--------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc./1/                20,000         500,000
--------------------------------------------------------------------------------
Career Education Corp./1/                                24,000         928,500
--------------------------------------------------------------------------------
Education Management Corp./1/                             6,000         186,000
--------------------------------------------------------------------------------
Learning Tree International, Inc./1/                     23,000       1,040,750
                                                                     -----------
                                                                      2,833,375

--------------------------------------------------------------------------------
Entertainment--1.4%
Aztar Corp./1/                                           24,000         363,000
--------------------------------------------------------------------------------
CEC Entertainment, Inc./1/                               26,000         828,750
--------------------------------------------------------------------------------
Cheesecake Factory (The)/1/                              22,500         997,031
--------------------------------------------------------------------------------
Rare Hospitality International, Inc./1/                  43,500       1,011,375
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                       40,000         542,500
                                                                     -----------
                                                                      3,742,656

--------------------------------------------------------------------------------
Food--0.5%
Green Mountain Coffee, Inc./1/                           29,000         906,250
--------------------------------------------------------------------------------
Morrison Management Specialists, Inc.                     8,000         268,000
--------------------------------------------------------------------------------
NBTY, Inc./1/                                            29,000         188,500
                                                                     -----------
                                                                      1,362,750

--------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
NPS Pharmaceuticals, Inc./1/                              6,000         257,250
--------------------------------------------------------------------------------
Energy--14.6%
--------------------------------------------------------------------------------
Energy Services--2.1%
Active Power, Inc./1/                                     2,300          87,687
--------------------------------------------------------------------------------
Cal Dive International, Inc./1/                          18,000         895,500
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc./1/                          8,000         222,500
--------------------------------------------------------------------------------
Cross Timbers Oil Co.                                    65,500       1,232,219
--------------------------------------------------------------------------------
Grey Wolf, Inc./1/                                      165,000         763,125
--------------------------------------------------------------------------------
Marine Drilling Cos., Inc./1/                            50,000       1,193,750
--------------------------------------------------------------------------------
National-Oilwell, Inc./1/                                 5,500         160,875
--------------------------------------------------------------------------------
Parker Drilling Co./1/                                    5,100          30,600
--------------------------------------------------------------------------------
Rowan Cos., Inc./1/                                      25,000         629,687
--------------------------------------------------------------------------------
Superior Energy Services, Inc./1/                        30,000         270,000
                                                                     -----------
                                                                      5,485,943

--------------------------------------------------------------------------------
Oil: Domestic--7.6%
Barrett Resources Corp./1/                               10,000         363,750
--------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                               25,000         429,687
--------------------------------------------------------------------------------
Brown (Tom), Inc./1/                                     28,500         651,937
--------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                             49,900         979,287


                     15   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Oil: Domestic Continued
Callon Petroleum Co./1/                                  65,000     $   991,250
--------------------------------------------------------------------------------
Chesapeake Energy Corp./1/                               20,000         112,500
--------------------------------------------------------------------------------
Frontier Oil Corp./1/                                   145,000       1,150,937
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                  30,000         943,125
--------------------------------------------------------------------------------
HS Resources, Inc./1/                                    30,000         933,750
--------------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp./1/                       10,000         320,625
--------------------------------------------------------------------------------
Mitchell Energy & Development Corp., Cl. A               23,000       1,058,000
--------------------------------------------------------------------------------
Newfield Exploration Co./1/                              10,000         377,500
--------------------------------------------------------------------------------
Ocean Energy, Inc./1/                                    15,000         208,125
--------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                   20,000         351,250
--------------------------------------------------------------------------------
Patterson Energy, Inc./1/                                11,000         309,375
--------------------------------------------------------------------------------
Penn West Petroleum Ltd./1/                              35,000         721,862
--------------------------------------------------------------------------------
Pogo Producing Co.                                        4,000         100,000
--------------------------------------------------------------------------------
Prize Energy Corp./1/                                    32,700         547,725
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                         169,800       3,979,687
--------------------------------------------------------------------------------
Stone Energy Corp./1/                                     5,000         256,000
--------------------------------------------------------------------------------
Sunoco, Inc.                                             21,000         628,687
--------------------------------------------------------------------------------
Swift Energy Co./1/                                      13,000         422,500
--------------------------------------------------------------------------------
Triton Energy Ltd./1/                                    20,000         615,000
--------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                          15,000         393,750
--------------------------------------------------------------------------------
Unit Corp./1/                                            40,000         532,500
--------------------------------------------------------------------------------
Valero Energy Corp.                                      35,000       1,157,187
--------------------------------------------------------------------------------
Velvet Exploration Ltd./1/                              190,500         536,339
--------------------------------------------------------------------------------
Ventus Energy Ltd./1/                                    62,000         300,399
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                  28,000         591,500
                                                                     -----------
                                                                     19,964,234

--------------------------------------------------------------------------------
Oil: International--4.9%
Anderson Exploration Ltd./1/                             45,000         824,985
--------------------------------------------------------------------------------
Baytex Energy Ltd./1/                                    45,000         338,833
--------------------------------------------------------------------------------
Berkley Petroleum Corp./1/                              120,000         628,560
--------------------------------------------------------------------------------
Canadian 88 Energy Corp.                                 40,000          89,046
--------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd./1/                      80,000       1,676,161
--------------------------------------------------------------------------------
Compton Petroleum Corp./1/                              300,000         569,633
--------------------------------------------------------------------------------
Encal Energy Ltd./1/                                     90,000         545,080
--------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                      40,000       1,073,790
--------------------------------------------------------------------------------
Genesis Exploration Ltd./1/                             198,800       1,425,300
--------------------------------------------------------------------------------
Husky Energy, Inc./1/                                    30,813         243,107
--------------------------------------------------------------------------------
OMI Corp./1/                                             60,000         416,250
--------------------------------------------------------------------------------
Paramount Resources Ltd.                                 75,000         773,424
--------------------------------------------------------------------------------
Precision Drilling Corp./1/                              34,000         973,250


                     16   OPPENHEIMER QUEST SMALL CAP FUND

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Oil: International Continued
Rio Alto Exploration Ltd./1/                             48,620     $   824,499
--------------------------------------------------------------------------------
Tesco Corp./1/                                           85,000         704,020
--------------------------------------------------------------------------------
Trican Well Service Ltd./1/                              74,300         559,451
--------------------------------------------------------------------------------
Vermilion Resources Ltd./1/                             200,000         929,745
--------------------------------------------------------------------------------
Westport Resources Corp./1/                              30,000         474,375
                                                                     -----------
                                                                     13,069,509

--------------------------------------------------------------------------------
Financial--7.6%
--------------------------------------------------------------------------------
Banks--2.9%
American Financial Holdings, Inc.                        52,600         940,225
--------------------------------------------------------------------------------
City National Corp.                                       9,000         309,375
--------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                17,000         610,937
--------------------------------------------------------------------------------
Corus Bankshares, Inc.                                   13,000         515,937
--------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                               33,000       1,099,312
--------------------------------------------------------------------------------
Downey Financial Corp.                                   28,000       1,337,000
--------------------------------------------------------------------------------
GBC Bancorp                                              24,900         793,687
--------------------------------------------------------------------------------
Greater Bay Bancorp                                      20,000         651,250
--------------------------------------------------------------------------------
Investors Financial Services Corp.                        1,000          71,687
--------------------------------------------------------------------------------
MAF Bankcorp, Inc.                                        3,000          72,000
--------------------------------------------------------------------------------
Southwest Bancorporation of Texas, Inc./1/               16,000         584,000
--------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                16,000         275,000
--------------------------------------------------------------------------------
UCBH Holdings, Inc.                                      10,000         363,750
                                                                     -----------
                                                                      7,624,160

--------------------------------------------------------------------------------
Diversified Financial--1.3%
Actrade Financial Technologies Ltd./1/                   16,000         374,000
--------------------------------------------------------------------------------
AmeriCredit Corp./1/                                     10,000         268,750
--------------------------------------------------------------------------------
CompuCredit Corp./1/                                      4,000         123,500
--------------------------------------------------------------------------------
Doral Financial Corp.                                    22,500         402,187
--------------------------------------------------------------------------------
Gabelli Asset Management, Inc./1/                        12,500         450,000
--------------------------------------------------------------------------------
IBERIABANK Corp.                                          4,000          79,750
--------------------------------------------------------------------------------
Metris Cos., Inc.                                        25,500         825,562
--------------------------------------------------------------------------------
Richmond County Financial Corp.                          16,000         376,000
--------------------------------------------------------------------------------
Westamerica Bancorp                                      16,000         575,000
                                                                     -----------
                                                                      3,474,749

--------------------------------------------------------------------------------
Insurance--3.4%
Alfa Corp.                                                9,000         173,250
--------------------------------------------------------------------------------
Gallagher (Arthur J.) & Co.                              10,000         631,250
--------------------------------------------------------------------------------
Harleysville Group, Inc.                                  4,000          92,250
--------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                4,000         158,500
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                        16,000         472,000


                     17   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Insurance Continued
Leucadia National Corp.                                  15,000    $    373,125
--------------------------------------------------------------------------------
MONY Group, Inc. (The)                                   35,000       1,439,375
--------------------------------------------------------------------------------
Old Republic International Corp.                         20,000         520,000
--------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc./1/                         13,700         601,087
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                              49,300       3,577,331
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                           22,000         896,500
--------------------------------------------------------------------------------
Triad Guaranty, Inc./1/                                   6,000         174,375
                                                                     -----------
                                                                      9,109,043

--------------------------------------------------------------------------------
Healthcare--19.8%
--------------------------------------------------------------------------------
Healthcare/Drugs--13.2%
3 Dimensional Pharmaceuticals, Inc./1/                   30,400         725,800
--------------------------------------------------------------------------------
Accredo Health, Inc./1/                                  19,000         821,750
--------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc./1/                 8,000         171,750
--------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc./1/                          5,000         516,875
--------------------------------------------------------------------------------
Alkermes, Inc./1/                                         6,000         222,375
--------------------------------------------------------------------------------
Alliance Pharmaceutical Corp./1/                         20,000         282,500
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                     9,000         349,312
--------------------------------------------------------------------------------
American Medical Systems Holdings, Inc./1/               23,400         412,425
--------------------------------------------------------------------------------
Andrx Group/1/                                            9,000         648,000
--------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc./1/                            8,000         279,500
--------------------------------------------------------------------------------
AVANT Immunotherapeutics, Inc./1/                        20,000         168,750
--------------------------------------------------------------------------------
Barr Laboratories, Inc./1/                                8,000         505,000
--------------------------------------------------------------------------------
Biomira, Inc./1/                                         20,000         180,000
--------------------------------------------------------------------------------
Caremark Rx, Inc./1/                                     40,000         500,000
--------------------------------------------------------------------------------
Cell Genesys, Inc./1/                                     8,000         184,500
--------------------------------------------------------------------------------
Cell Therapeutics, Inc./1/                                7,000         468,234
--------------------------------------------------------------------------------
CIMA Labs, Inc./1/                                        5,000         275,000
--------------------------------------------------------------------------------
Corixa Corp./1/                                          10,000         445,000
--------------------------------------------------------------------------------
Corvas International, Inc./1/                             2,000          42,500
--------------------------------------------------------------------------------
Coventry Health Care, Inc./1/                            34,500         629,625
--------------------------------------------------------------------------------
CryoLife, Inc./1/                                        10,000         398,125
--------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc./1/                          18,000         773,437
--------------------------------------------------------------------------------
CV Therapeutics, Inc./1/                                  6,000         472,500
--------------------------------------------------------------------------------
Dentsply International, Inc.                             99,600       3,454,875
--------------------------------------------------------------------------------
Diagnostic Products Corp.                                16,300         743,687
--------------------------------------------------------------------------------
Edwards Lifesciences Corp./1/                            33,000         443,438
--------------------------------------------------------------------------------
Exelixis, Inc./1/                                        12,000         264,750
--------------------------------------------------------------------------------
Gemini Genomics plc, ADR/1/                               4,000          45,500
--------------------------------------------------------------------------------
Genzyme Transgenics Corp./1/                              8,000         171,500
--------------------------------------------------------------------------------
Guilford Pharmaceuticals, Inc./1/                        19,500         481,406


                     18   OPPENHEIMER QUEST SMALL CAP FUND

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Healthcare/Drugs Continued
HCA-Healthcare Corp. (The)                                1,200      $   47,925
--------------------------------------------------------------------------------
I-STAT Corp./1/                                          20,000         392,500
--------------------------------------------------------------------------------
ICOS Corp./1/                                             4,000         205,500
--------------------------------------------------------------------------------
ImmunoGen, Inc./1/                                       16,000         550,000
--------------------------------------------------------------------------------
Inhale Therapeutic Systems, Inc./1/                       8,000         398,000
--------------------------------------------------------------------------------
InKine Pharmaceutical Co., Inc./1/                       27,000         243,000
--------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc./1/                         12,900         253,163
--------------------------------------------------------------------------------
Intermune Pharmaceuticals, Inc./1/                        4,000         200,000
--------------------------------------------------------------------------------
Inverness Medical Technology, Inc./1/                    25,000         687,500
--------------------------------------------------------------------------------
Large Scale Biology Corp./1/                              9,400         174,488
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc./1/                             40,000       1,550,000
--------------------------------------------------------------------------------
Matrix Pharmaceutical, Inc./1/                           16,000         230,000
--------------------------------------------------------------------------------
MGI Pharma, Inc./1/                                       9,000         252,000
--------------------------------------------------------------------------------
Myriad Genetics, Inc./1/                                  4,000         480,000
--------------------------------------------------------------------------------
Neose Technologies, Inc./1/                              10,000         361,875
--------------------------------------------------------------------------------
Neurogen Corp./1/                                         4,000         125,750
--------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc./1/                           20,000         891,250
--------------------------------------------------------------------------------
Nuerocrine Biosciences, Inc./1/                          10,000         387,500
--------------------------------------------------------------------------------
Orchid Biosciences, Inc./1/                              26,000         531,375
--------------------------------------------------------------------------------
Organogenesis, Inc./1/                                   20,000         250,800
--------------------------------------------------------------------------------
Pharmacopeia, Inc./1/                                    16,000         292,000
--------------------------------------------------------------------------------
PharmaNetics, Inc./1/                                    16,000         260,000
--------------------------------------------------------------------------------
Protein Design Labs, Inc./1/                             12,000       1,620,938
--------------------------------------------------------------------------------
Radiance Medical Systems, Inc./1/                         2,400          20,700
--------------------------------------------------------------------------------
Regeneration Technologies, Inc./1/                       14,000         177,625
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc./1/                        6,000         160,500
--------------------------------------------------------------------------------
RehabCare Group, Inc./1/                                 34,000       1,468,375
--------------------------------------------------------------------------------
Respironics, Inc./1/                                     44,000         863,500
--------------------------------------------------------------------------------
Rosetta Inpharmatics, Inc./1/                             5,600         124,250
--------------------------------------------------------------------------------
Sangamo BioSciences, Inc./1/                             18,800         489,975
--------------------------------------------------------------------------------
Syncor International Corp./1/                            16,000         411,000
--------------------------------------------------------------------------------
Telik, Inc./1/                                           45,900         324,169
--------------------------------------------------------------------------------
Thoratec Laboratories Corp./1/                           43,000         524,063
--------------------------------------------------------------------------------
Titan Pharmaceuticals, Inc./1/                            4,000         168,320
--------------------------------------------------------------------------------
Trigon Healthcare, Inc./1/                               36,700       2,630,931
--------------------------------------------------------------------------------
Trimeris, Inc./1/                                         4,000         283,000
--------------------------------------------------------------------------------
Tularik, Inc./1/                                         16,000         508,000
--------------------------------------------------------------------------------
Ventiv Health, Inc./1/                                  106,200       1,141,650
                                                                     -----------
                                                                     34,759,736

                     19   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--6.6%
ADAC Laboratories/1/                                     28,000     $   364,000
--------------------------------------------------------------------------------
Aksys Ltd./1/                                            30,000         468,750
--------------------------------------------------------------------------------
AtheroGenics, Inc./1/                                    45,900         304,088
--------------------------------------------------------------------------------
ATS Medical, Inc./1/                                     28,000         512,750
--------------------------------------------------------------------------------
Biosite Diagnostics, Inc./1/                             19,600         431,200
--------------------------------------------------------------------------------
Biosource International, Inc./1/                         20,000         426,250
--------------------------------------------------------------------------------
CorVel Corp./1/                                          51,800       1,641,413
--------------------------------------------------------------------------------
Datascope Corp.                                          15,000         519,375
--------------------------------------------------------------------------------
DaVita, Inc./1/                                          18,300         205,875
--------------------------------------------------------------------------------
DIANON Systems, Inc./1/                                  18,000         666,000
--------------------------------------------------------------------------------
Digene Corp./1/                                           6,000         194,719
--------------------------------------------------------------------------------
ESC Medical Systems Ltd./1/                              16,000         249,000
--------------------------------------------------------------------------------
Gentiva Health Services, Inc./1/                         54,000         637,875
--------------------------------------------------------------------------------
Henry Schein, Inc./1/                                    11,000         268,125
--------------------------------------------------------------------------------
ICU Medical, Inc./1/                                     38,000         950,000
--------------------------------------------------------------------------------
MediChem Life Sciences, Inc./1/                          43,000         395,063
--------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc./1/                  100,000       1,700,000
--------------------------------------------------------------------------------
North American Scientific, Inc./1/                        4,800         130,800
--------------------------------------------------------------------------------
Option Care, Inc./1/                                     45,000         298,125
--------------------------------------------------------------------------------
Oxford Health Plans, Inc./1/                             54,000       1,822,500
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc./1/                        9,000          93,938
--------------------------------------------------------------------------------
PolyMedica Corp./1/                                      18,000       1,035,000
--------------------------------------------------------------------------------
Quest Diagnostics, Inc./1/                               10,200         981,750
--------------------------------------------------------------------------------
Techne Corp./1/                                          11,000       1,240,250
--------------------------------------------------------------------------------
Triad Hospitals, Inc./1/                                 38,000       1,054,500
--------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B/1/                 9,000         754,875
                                                                     -----------
                                                                     17,346,221

--------------------------------------------------------------------------------
Technology--24.9%
--------------------------------------------------------------------------------
Computer Hardware--3.3%
Artesyn Technologies, Inc./1/                            29,000       1,178,125
--------------------------------------------------------------------------------
Digital Lightwave, Inc./1/                               17,000         861,688
--------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                           4,000         220,000
--------------------------------------------------------------------------------
In Focus Systems, Inc./1/                                40,000       1,767,500
--------------------------------------------------------------------------------
Iomega Corp./1/                                          45,000         220,950
--------------------------------------------------------------------------------
Mentor Graphics Corp./1/                                 53,000       1,242,188
--------------------------------------------------------------------------------
Microsemi Corp./1/                                       18,000         720,000
--------------------------------------------------------------------------------
Objective Systems Integrators, Inc./1/                   27,000         243,000
--------------------------------------------------------------------------------
Pixelworks, Inc./1/                                      16,000         533,000
--------------------------------------------------------------------------------
Quantum Corp./DLT & Storage Systems Group/1/             16,000         240,000
--------------------------------------------------------------------------------
Radiant Systems, Inc./1/                                 16,000         295,000


                     20   OPPENHEIMER QUEST SMALL CAP FUND

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Computer Hardware Continued
Sipex Corp./1/                                            9,000      $  354,375
--------------------------------------------------------------------------------
SmartDisk Corp./1/                                       31,000         158,875
--------------------------------------------------------------------------------
Standard Microsystems Corp./1/                           23,100         554,400
--------------------------------------------------------------------------------
Syntellect, Inc.                                         20,000          92,500
                                                                     -----------
                                                                      8,681,601

--------------------------------------------------------------------------------
Computer Services--2.8%
AremisSoft Corp./1/                                      24,000       1,026,000
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                     8,000         341,500
--------------------------------------------------------------------------------
Centillium Communications, Inc./1/                       12,000         455,813
--------------------------------------------------------------------------------
Cerner Corp./1/                                          23,000       1,424,563
--------------------------------------------------------------------------------
Corillian Corp./1/                                        5,000          71,250
--------------------------------------------------------------------------------
Elastic Networks, Inc./1/                                16,200         100,238
--------------------------------------------------------------------------------
Excalibur Technologies Corp./1/                           7,000         412,125
--------------------------------------------------------------------------------
eXcelon Corp./1/                                         24,000         195,000
--------------------------------------------------------------------------------
F.Y.I., Inc./1/                                           5,500         220,688
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                           21,000         795,270
--------------------------------------------------------------------------------
HNC Software, Inc./1/                                     8,000         162,500
--------------------------------------------------------------------------------
Ixia/1/                                                   7,800         182,813
--------------------------------------------------------------------------------
OmniSky Corp./1/                                         23,400         327,600
--------------------------------------------------------------------------------
Packeteer, Inc./1/                                       22,000         547,250
--------------------------------------------------------------------------------
SeraNova, Inc./1/                                         4,700          18,800
--------------------------------------------------------------------------------
ViryaNet Ltd./1/                                         65,400         445,538
--------------------------------------------------------------------------------
Websense, Inc./1/                                        20,000         360,000
--------------------------------------------------------------------------------
WebTrends Corp./1/                                       12,000         385,688
                                                                     -----------
                                                                      7,472,636

--------------------------------------------------------------------------------
Computer Software--9.6%
Actuate Corp./1/                                         19,500         549,656
--------------------------------------------------------------------------------
Advent Software, Inc./1/                                  4,000         239,250
--------------------------------------------------------------------------------
Ansoft Corp./1/                                          18,700         189,338
--------------------------------------------------------------------------------
Aspen Technologies, Inc./1/                              10,000         413,125
--------------------------------------------------------------------------------
AvantGo, Inc./1/                                          8,200          80,719
--------------------------------------------------------------------------------
Avistar Communications Corp./1/                          54,500         211,188
--------------------------------------------------------------------------------
BARRA, Inc./1/                                           19,000       1,161,375
--------------------------------------------------------------------------------
Bell Microproducts, Inc./1/                              35,000         910,000
--------------------------------------------------------------------------------
Broadbase Software, Inc./1/                              51,000         548,250
--------------------------------------------------------------------------------
Catapult Communications Corp./1/                         23,000         278,875
--------------------------------------------------------------------------------
Corsair Communications, Inc./1/                          55,000         333,438
--------------------------------------------------------------------------------
CyberOptics Corp./1/                                     20,000         470,000
--------------------------------------------------------------------------------
Dataram Corp./1/                                          9,000         177,750
--------------------------------------------------------------------------------
Deltek Systems, Inc./1/                                  51,300         339,863


                     21   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Computer Software Continued
Descartes Systems Group, Inc. (The)/1/                   21,000      $  850,500
--------------------------------------------------------------------------------
Documentum, Inc./1/                                      14,000       1,190,000
--------------------------------------------------------------------------------
DSET Corp./1/                                            13,000          73,938
--------------------------------------------------------------------------------
Embarcadero Technologies, Inc./1/                        12,000         725,250
--------------------------------------------------------------------------------
Exchange Applications, Inc./1/                           10,000          32,031
--------------------------------------------------------------------------------
FileNet Corp./1/                                         46,000       1,219,000
--------------------------------------------------------------------------------
FirePond, Inc./1/                                        25,000         200,000
--------------------------------------------------------------------------------
Genomica Corp./1/                                        17,200         216,075
--------------------------------------------------------------------------------
Informax, Inc./1/                                         4,700         130,719
--------------------------------------------------------------------------------
IntraNet Solutions, Inc./1/                              27,600       1,283,400
--------------------------------------------------------------------------------
Manugistics Group, Inc./1/                                8,000         911,500
--------------------------------------------------------------------------------
MapInfo Corp./1/                                         45,000       1,470,938
--------------------------------------------------------------------------------
McDATA Corp., Cl. B/1/                                    8,500         708,555
--------------------------------------------------------------------------------
Metasolv Software, Inc./1/                               10,000         124,375
--------------------------------------------------------------------------------
Netegrity, Inc./1/                                        8,000         624,000
--------------------------------------------------------------------------------
NetIQ Corp./1/                                           14,000       1,205,750
--------------------------------------------------------------------------------
ONYX Software Corp./1/                                   30,500         484,188
--------------------------------------------------------------------------------
OTG Software, Inc./1/                                    30,000         945,000
--------------------------------------------------------------------------------
Per-Se Technologies, Inc./1/                             40,000         176,250
--------------------------------------------------------------------------------
PLATO Learning, Inc./1/                                   7,000         171,500
--------------------------------------------------------------------------------
Puma Technology, Inc./1/                                 23,000         311,938
--------------------------------------------------------------------------------
Rainbow Technologies, Inc./1/                            58,000       1,442,750
--------------------------------------------------------------------------------
Retek, Inc./1/                                           22,374         882,375
--------------------------------------------------------------------------------
Secure Computing Corp./1/                                10,000         230,000
--------------------------------------------------------------------------------
SERENA Software, Inc./1/                                 10,000         508,750
--------------------------------------------------------------------------------
SilverStream Software, Inc./1/                           19,000         427,500
--------------------------------------------------------------------------------
SonicWALL, Inc./1/                                       57,000         851,438
--------------------------------------------------------------------------------
Sybase, Inc./1/                                          20,000         418,750
--------------------------------------------------------------------------------
TALX Corp.                                                5,000         125,625
--------------------------------------------------------------------------------
TeleTech Holdings, Inc./1/                               10,000         277,500
--------------------------------------------------------------------------------
Verity, Inc./1/                                          33,500         787,250
--------------------------------------------------------------------------------
Wind River Systems, Inc./1/                               8,000         328,500
                                                                     -----------
                                                                     25,238,172

--------------------------------------------------------------------------------
Communications Equipment--2.1%
Allen Telecom, Inc./1/                                   19,000         355,063
--------------------------------------------------------------------------------
Anixter International, Inc./1/                           35,000         848,750
--------------------------------------------------------------------------------
Aware, Inc./1/                                           10,000         309,375
--------------------------------------------------------------------------------
BISYS Group, Inc. (The)/1/                               28,000       1,319,500
--------------------------------------------------------------------------------
Cable Design Technologies Corp./1/                       30,000         691,875
--------------------------------------------------------------------------------
Ditech Communications Corp./1/                           13,000         447,688


                     22   OPPENHEIMER QUEST SMALL CAP FUND

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Communications Equipment Continued
Netopia, Inc./1/                                         15,000    $    163,125
--------------------------------------------------------------------------------
Plantronics, Inc./1/                                      4,000         182,500
--------------------------------------------------------------------------------
Tekelec/1/                                               10,000         368,125
--------------------------------------------------------------------------------
Tut Systems, Inc./1/                                     23,000         764,750
                                                                     -----------
                                                                      5,450,751

--------------------------------------------------------------------------------
Electronics--7.1%
Actel Corp./1/                                           22,000         805,750
--------------------------------------------------------------------------------
Alliance Semiconductor Corp./1/                          32,000         640,000
--------------------------------------------------------------------------------
Anaren Microwave, Inc./1/                                 2,700         280,800
--------------------------------------------------------------------------------
Axsys Technologies, Inc./1/                               6,000         273,000
--------------------------------------------------------------------------------
Cirrus Logic, Inc./1/                                    16,000         690,000
--------------------------------------------------------------------------------
DDi Corp./1/                                             20,000         798,750
--------------------------------------------------------------------------------
Dense-Pac Microsystems, Inc./1/                          50,000         209,375
--------------------------------------------------------------------------------
Electro Scientific Industries, Inc./1/                    6,000         209,625
--------------------------------------------------------------------------------
Exar Corp./1/                                             9,000         402,188
--------------------------------------------------------------------------------
General Semiconductor, Inc./1/                           59,800         683,963
--------------------------------------------------------------------------------
GenRad, Inc./1/                                             100             913
--------------------------------------------------------------------------------
hi/fn, inc./1/                                            9,000         555,750
--------------------------------------------------------------------------------
ICOS Vision Systems Corp. NV/1/                           4,000         119,750
--------------------------------------------------------------------------------
Integrated Silicon Solution, Inc./1/                     26,000         347,750
--------------------------------------------------------------------------------
Keithley Instruments, Inc.                                4,000         214,000
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc./1/                       12,000         119,250
--------------------------------------------------------------------------------
Merix Corp./1/                                           25,050       1,169,913
--------------------------------------------------------------------------------
MKS Instruments, Inc./1/                                  8,000         147,000
--------------------------------------------------------------------------------
Nanometrics, Inc./1/                                     40,000         920,000
--------------------------------------------------------------------------------
Nu Horizons Electronics Corp.                            57,750         931,219
--------------------------------------------------------------------------------
Oak Technology, Inc./1/                                  56,000       1,571,500
--------------------------------------------------------------------------------
Park Electrochemical Corp.                               16,000       1,057,000
--------------------------------------------------------------------------------
Pericom Semiconductor Corp./1/                           21,000         556,500
--------------------------------------------------------------------------------
PLX Technology, Inc./1/                                  33,000         792,000
--------------------------------------------------------------------------------
Rogers Corp./1/                                          25,000         893,750
--------------------------------------------------------------------------------
SBS Technologies, Inc./1/                                18,000         463,500
--------------------------------------------------------------------------------
Semitool, Inc./1/                                        10,000         130,625
--------------------------------------------------------------------------------
Supertex, Inc./1/                                         4,000         113,500
--------------------------------------------------------------------------------
Trikon Technologies, Inc./1/                             20,000         328,750
--------------------------------------------------------------------------------
Trimble Navigation Ltd./1/                               32,100         762,375
--------------------------------------------------------------------------------
Varian Medical Systems, Inc./1/                          13,000         635,375
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc./1/       21,000         483,000
--------------------------------------------------------------------------------
Varian, Inc./1/                                          33,000       1,016,813
--------------------------------------------------------------------------------
White Electronic Designs Corp./1/                        55,000         525,938
                                                                     -----------
                                                                     18,849,622


                     23   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
Transportation--  0.8%
--------------------------------------------------------------------------------
Railroads & Truckers--0.2%
GATX Corp.                                                5,000    $    210,313
--------------------------------------------------------------------------------
Heartland Express, Inc./1/                               21,500         373,563
                                                                     -----------
                                                                        583,876

--------------------------------------------------------------------------------
Shipping--0.6%
Newport News Shipbuilding, Inc.                           9,000         442,688
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                         43,000       1,032,000
                                                                     -----------
                                                                      1,474,688

--------------------------------------------------------------------------------
Utilities--0.9%
--------------------------------------------------------------------------------
Gas Utilities--0.9%
Equitable Resources, Inc.                                25,000       1,450,000
--------------------------------------------------------------------------------
Questar Corp.                                            17,000         460,063
--------------------------------------------------------------------------------
Western Gas Resources, Inc.                              28,000         614,250
                                                                     -----------
                                                                      2,524,313
                                                                     -----------
Total Common Stocks (Cost $245,496,301)                             263,623,022

                                                      Principal
                                                         Amount
================================================================================
Repurchase Agrements--3.0%
Repurchase agreement with Banc One Capital
Markets, Inc., 6.51%, dated 10/31/00, to be
repurchased at $7,936,435 on 11/1/00,
collateralized by U.S. Treasury Nts.,
5.625%-6.50%, 8/31/01-4/30/03, with a value
of $8,100,002 (Cost $7,935,000)                      $7,935,000       7,935,000
--------------------------------------------------------------------------------
Total Investments, at Value (Cost $253,431,301)           102.9%    271,558,022
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                      (2.9)     (7,766,134)
                                                     ---------------------------
Net Assets                                                100.0%   $263,791,888
                                                     ===========================

Footnote to Statement of Investments

1.   Non-income-producing security.

See accompanying Notes to Financial Statements.

                     24   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES   October 31, 2000
--------------------------------------------------------------------------------

================================================================================
Assets

Investments, at value (cost $253,431,301)--
see accompanying statement                                         $271,558,022
--------------------------------------------------------------------------------
Cash                                                                      1,967
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      3,347,333
Shares of beneficial interest sold                                      455,063
Interest and dividends                                                   25,363
Other                                                                    40,520
                                                                   -------------
Total assets                                                        275,428,268

================================================================================
Liabilities

Payables and other liabilities:
Investments purchased                                                11,095,935
Shares of beneficial interest redeemed                                  277,148
Distribution and service fees plan                                       54,641
Trustees' compensation                                                   32,568
Transfer and shareholder servicing agent fees                            24,290
Other                                                                   151,798
                                                                   -------------
Total liabilities                                                    11,636,380
================================================================================
Net Assets                                                         $263,791,888
                                                                   =============

================================================================================
Composition of Net Assets

Par value of shares of beneficial interest                         $    126,014
--------------------------------------------------------------------------------
Additional paid-in capital                                          233,153,720
--------------------------------------------------------------------------------
Accumulated net investment loss                                         (21,710)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                        12,407,212
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities denominated
in foreign currencies                                                18,126,652
                                                                   -------------
Net Assets                                                         $263,791,888
                                                                   =============

================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share
assets of (based on net $157,759,327 and 7,419,930
shares of beneficial interest outstanding)                               $21.26

Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                            $22.56
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
(based on net per share assets of $83,859,235
and 4,096,588 shares of beneficial interest
outstanding)                                                             $20.47
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes deferred
applicable contingent sales charge) and offering price
per share (based on $22,173,326 net assets of and
1,084,872 shares of beneficial interest outstanding)                     $20.44

See accompanying Notes to Financial Statements.

                     25   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS   For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

================================================================================
Investment Income

Dividends (net of foreign withholding taxes of $706)               $  1,671,488
--------------------------------------------------------------------------------
Interest                                                                682,970
                                                                  --------------
Total income                                                          2,354,458

================================================================================
Expenses

Management fees                                                       2,480,877
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 678,332
Class B                                                                 795,603
Class C                                                                 205,264
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                           605,254
--------------------------------------------------------------------------------
Shareholder reports                                                     122,191
--------------------------------------------------------------------------------
Registration and filing fees                                             79,346
--------------------------------------------------------------------------------
Custodian fees and expenses                                              25,577
--------------------------------------------------------------------------------
Trustees' compensation                                                   16,281
--------------------------------------------------------------------------------
Other                                                                   255,096
                                                                  --------------
Total expenses                                                        5,263,821
Less expenses paid indirectly                                           (16,636)
                                                                  --------------
Net expenses                                                          5,247,185

================================================================================
Net Investment Loss                                                  (2,892,727)

================================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments                                                          27,199,578
Foreign currency transactions                                           (40,282)
                                                                  --------------
Net realized gain                                                    27,159,296

--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          32,154,066
Translation of assets and liabilities
denominated in foreign currencies                                      (348,881)
                                                                  --------------
Net change                                                           31,805,185
                                                                  --------------
Net realized and unrealized gain                                     58,964,481

================================================================================
Net Increase in Net Assets Resulting from Operations                $56,071,754
                                                                  ==============

See accompanying Notes to Financial Statements.


                     26   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended October 31,                                     2000            1999
================================================================================
Operations

Net investment loss                                 $(2,892,727)    $(2,342,454)
--------------------------------------------------------------------------------
Net realized gain (loss)                             27,159,296      (7,872,596)
--------------------------------------------------------------------------------
Net change in unrealized
appreciation (depreciation)                          31,805,185      11,641,212
                                                    ----------------------------
Net increase in net assets
resulting from operations                            56,071,754       1,426,162

================================================================================
Dividends and/or Distributions to Shareholders

Distributions from net realized gain:
Class A                                                  (5,138)     (5,782,692)
Class B                                                  (2,912)     (3,157,168)
Class C                                                  (1,931)       (839,170)
--------------------------------------------------------------------------------
Distributions in excess of net realized gain:
Class A                                                      --        (137,547)
Class B                                                      --         (75,096)
Class C                                                      --         (19,960)

================================================================================
Beneficial Interest Transactions

Net decrease in net assets resulting from
beneficial interest transactions:
Class A                                             (27,102,389)    (28,052,430)
Class B                                             (16,832,955)    (11,675,938)
Class C                                              (3,301,267)     (5,034,538)

================================================================================
Net Assets

Total increase (decrease)                             8,825,162     (53,348,377)
--------------------------------------------------------------------------------
Beginning of period                                 254,966,726     308,315,103
                                                   -----------------------------
End of period (including accumulated net
investment loss of $21,710 and $22,637,
respectively)                                      $263,791,888    $254,966,726
                                                   =============================

See accompanying Notes to Financial Statements.


                     27   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A    Year Ended October 31,          2000      1999      1998       1997       1996/1/
------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period    $  16.82  $  17.29  $  22.26   $  19.03   $  17.31
------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                (.16)     (.10)     (.09)      (.07)       .03
Net realized and unrealized gain (loss)     4.60       .18     (3.02)      5.66       2.79
                                        --------------------------------------------------------
Total income (loss) from investment
operations                                  4.44       .08     (3.11)      5.59       2.82
------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          --        --        --         --       (.11)
Distributions from net realized gain          --/2/   (.54)    (1.86)     (2.36)      (.99)
Distributions in excess of net
realized gain                                 --      (.01)       --         --         --
                                        --------------------------------------------------------
Total dividends and/or distributions
to shareholders                               --      (.55)    (1.86)     (2.36)     (1.10)
------------------------------------------------------------------------------------------------
Net asset value, end of period          $  21.26  $  16.82  $  17.29   $  22.26    $ 19.03
                                        ========================================================

================================================================================================
Total Return, at Net Asset Value/3/        26.40%     0.38%   (15.05)%    32.72%     17.17%

================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                              $157,759  $151,059  $183,567   $181,973   $102,746
------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $147,952  $170,205  $201,952   $131,503   $117,765
------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income (loss)               (0.95)%   (0.60)%   (0.42)%    (0.32)%     0.11%
Expenses                                    1.90%     1.96%     1.80%/5/   1.78%/5/   1.90%/5/
------------------------------------------------------------------------------------------------
Portfolio turnover rate                      166%       87%       65%        82%        70%


1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                     28   OPPENHEIMER QUEST SMALL CAP FUND


Class B    Year Ended October 31,           2000      1999      1998       1997       1996/1/
===============================================================================================
Per Share Operating Data
Net asset value, beginning of period     $ 16.28   $ 16.84   $ 21.83    $ 18.79     $ 17.11
------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                         (.33)     (.22)     (.12)      (.05)       (.06)
Net realized and unrealized gain (loss)     4.52       .21     (3.01)      5.45        2.76
                                        --------------------------------------------------------
Total income (loss) from investment
operations                                  4.19      (.01)    (3.13)      5.40        2.70
------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          --        --        --         --        (.03)
Distributions from net realized gain          --/2/   (.54)    (1.86)     (2.36)       (.99)
Distributions in excess of net
realized gain                                 --      (.01)       --         --          --
                                        --------------------------------------------------------
Total dividends and/or distributions
to shareholders                               --      (.55)    (1.86)     (2.36)      (1.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period           $ 20.47   $ 16.28   $ 16.84    $ 21.83     $ 18.79
                                        ========================================================

================================================================================================
Total Return, at Net Asset Value/3/        25.74%    (0.16)%  (15.47)%    32.05%      16.57%

================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                               $83,859   $82,949   $98,041    $79,754     $30,766
------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $79,526   $94,863   $97,818    $47,462     $26,478
------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment loss                        (1.48)%   (1.10)%   (0.92)%    (0.80)%     (0.37)%
Expenses                                    2.44%     2.45%     2.31%/5/   2.27%/5/    2.38%/5/
------------------------------------------------------------------------------------------------
Portfolio turnover rate                      166%       87%       65%        82%         70%


1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                     29   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

Class C    Year Ended October 31,          2000      1999      1998      1997     1996/1/
============================================================================================
Per Share Operating Data
Net asset value, beginning of period     $ 16.25   $ 16.81   $ 21.79   $ 18.76   $ 17.11
--------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                         (.33)     (.25)     (.13)     (.08)     (.05)
Net realized and unrealized gain (loss)     4.52       .24     (2.99)     5.47      2.75
                                         ---------------------------------------------------
Total income (loss) from investment
operations                                  4.19      (.01)    (3.12)     5.39      2.70
--------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income          --        --        --        --      (.06)
Distributions from net realized gain          --/2/   (.54)    (1.86)    (2.36)     (.99)
Distributions in excess of net
realized gain                                 --      (.01)       --        --        --
                                         ---------------------------------------------------
Total dividends and/or distributions
to shareholders                               --      (.55)    (1.86)    (2.36)    (1.05)
--------------------------------------------------------------------------------------------
Net asset value, end of period           $ 20.44   $ 16.25   $ 16.81   $ 21.79   $ 18.76
                                         ===================================================

============================================================================================
Total Return, at Net Asset Value/3/        25.79%    (0.16)%  (15.45)%   32.05%    16.55%

============================================================================================
Ratios/Supplemental Data

Net assets, end of period (in
thousands)                               $22,173   $20,959   $26,707   $24,512   $13,181
--------------------------------------------------------------------------------------------
Average net assets (in thousands)        $20,521   $24,964   $28,647   $17,401   $11,501
--------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment loss                        (1.49)%   (1.10)%   (0.92)%   (0.81)%   (0.40)%
Expenses                                    2.44%     2.45%     2.31%/5/  2.28%/5/  2.40%/5/
--------------------------------------------------------------------------------------------
Portfolio turnover rate                      166%       87%       65%       82%       70%


1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                     30   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Quest Small Cap Fund (the Fund) operated under the name of Quest Small Cap Value Fund, through May 18, 2000, a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates on the valuation date. Amounts related to the purchase and sale of foreign securities and investment income are translated at the prevailing exchange rates on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                     31   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued

Repurchase Agreements The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2000, a credit of $926 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $21,711 as of October 31, 2000.

   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                     32   OPPENHEIMER QUEST SMALL CAP FUND

================================================================================
1. Significant Accounting Policies Continued

Classification of Dividends and Distributions to Shareholders Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $3,743,249, a decrease in accumulated net investment loss of $2,893,654, and a decrease in accumulated net realized gain on investments of $6,636,903. This reclassification includes $3,743,249 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     33   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                 Year Ended October 31, 2000   Year Ended October 31, 1999
                                    Shares         Amount          Shares        Amount
----------------------------------------------------------------------------------------------
Class A
Sold                               3,669,954   $  70,880,054     4,182,148   $  73,860,752
Dividends and/or
distributions reinvested                 291           4,948       333,175       5,733,935
Redeemed                          (5,231,325)    (97,987,391)   (6,148,237)   (107,647,117)
                                  ------------------------------------------------------------
Net decrease                      (1,561,080)  $ (27,102,389)   (1,632,914)  $ (28,052,430)
                                  ============================================================
----------------------------------------------------------------------------------------------
Class B
Sold                               1,329,640   $  24,355,495     1,802,096   $  30,900,063
Dividends and/or
distributions reinvested                 170           2,801       185,249       3,099,205
Redeemed                          (2,328,281)    (41,191,251)   (2,714,320)    (45,675,206)
                                  ------------------------------------------------------------
Net decrease                        (998,471)  $ (16,832,955)     (726,975)  $ (11,675,938)
                                  ============================================================
----------------------------------------------------------------------------------------------
Class C
Sold                                 487,151   $   8,886,448       778,674   $  13,281,277
Dividends and/or
distributions reinvested                 114           1,903        49,695         829,897
Redeemed                            (691,896)    (12,189,618)   (1,127,488)    (19,145,712)
                                  ------------------------------------------------------------
Net decrease                        (204,631)  $  (3,301,267)     (299,119)  $  (5,034,538)
                                  ============================================================
==============================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2000, were $401,990,033 and $415,765,082, respectively.

As of October 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $253,861,974 was:

Gross unrealized appreciation          $ 45,040,501
Gross unrealized depreciation           (27,344,453)
                                       ------------
Net unrealized appreciation            $ 17,696,048
                                       ============


                     34   OPPENHEIMER QUEST SMALL CAP FUND

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, and 0.85% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended October 31, 2000, was an annualized rate of 1.00%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
Sub-Advisor Fees The Manager paid OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended October 31, 2000, the Manager paid $506,421 to the Sub-Advisor. Effective April 28, 2000, Oppenheimer Quest Small Cap Fund terminated its sub-advisory agreement with OpCap Advisors.

--------------------------------------------------------------------------------
Transfer Agent Fees OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                         Aggregate         Class A      Commissions      Commissions      Commissions
                         Front-End       Front-End       on Class A       on Class B       on Class C
                     Sales Charges   Sales Charges           Shares           Shares           Shares
                        on Class A     Retained by      Advanced by      Advanced by      Advanced by
Year Ended                  Shares     Distributor   Distributor/1/   Distributor/1/   Distributor/1/
-----------------------------------------------------------------------------------------------------
October 31, 2000          $349,046         $93,524          $67,555         $438,019          $48,485


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                                       Class A                   Class B                   Class C
                           Contingent Deferred       Contingent Deferred       Contingent Deferred
                                 Sales Charges             Sales Charges             Sales Charges
Year Ended             Retained by Distributor   Retained by Distributor   Retained by Distributor
--------------------------------------------------------------------------------------------------
October 31, 2000                        $7,517                  $340,504                    $7,929

The Fund has adopted Distribution and Service Plans for Class A, Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

35   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS   Continued
--------------------------------------------------------------------------------

================================================================================
4. Fees and Other Transactions with Affiliates   Continued
Class A Distribution and Service Plan Fees. Under the plan, the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.20% of average annual net assets of Class A shares of the Fund (the Board of Trustees can set this rate up to 0.25%). Effective January 1, 2000, the asset-based charge rate for Class A shares has been voluntarily reduced from 0.25% to 0.20% of average annual net assets representing Class A shares The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers, banks and other financial institutions. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended October 2000, payments under the Class A Plan totaled $678,332, all of which was paid by the Distributor to recipients. That included $21,653 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended October 31, 2000, were as follows:

                                              Distributor's       Distributor's
                                                  Aggregate        Unreimbursed
                                               Unreimbursed       Expenses as %
           Total Payments   Amount Retained        Expenses       of Net Assets
               Under Plan    by Distributor      Under Plan            of Class
--------------------------------------------------------------------------------
Class B Plan     $795,603          $640,020      $1,909,316                2.28%
Class C Plan      205,264            61,502         349,874                1.58

36   OPPENHEIMER QUEST SMALL CAP FUND

================================================================================
5.Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

   The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

   Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments if applicable.

================================================================================
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%.
Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

   The Fund had no borrowings outstanding during the year ended or at October 31, 2000.


37   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
The Board of Trustees and Shareholders of Oppenheimer Quest Small Cap
Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Quest Small Cap Fund (formerly Oppenheimer Quest Small Cap Value Fund) as of October 31, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1999, and the financial highlights for each of the years in the four-year period ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Small Cap Fund as of October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
November 21, 2000


38   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

================================================================================
In early 2001 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2000. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

   Distributions of $0.0006 per share were paid to Class A, Class B and Class C shareholders, on December 7, 1999, all of which was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

   Dividends paid by the Fund during the fiscal year ended October 31, 2000, which are not designated as capital gain distributions should be multiplied by 16.79% to arrive at the net amount eligible for the corporate dividend-received deduction.

   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

39   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------
OPPENHEIMER QUEST SMALL CAP FUND
--------------------------------------------------------------------------------

A Series of Oppenheimer Quest For Value Funds
================================================================================
Officers and Trustees     Bridget A. Macaskill, Chairman of the Board of
                          Trustees and President
                          Paul Y. Clinton, Trustee
                          Thomas W. Courtney, Trustee
                          Robert G. Galli, Trustee
                          Lacy B. Herrmann, Trustee
                          George Loft, Trustee
                          O. Leonard Darling, Vice President
                          Andrew J. Donohue, Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor        OppenheimerFunds, Inc.

================================================================================
Distributor               OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of
Portfolio Securities      Citibank, N.A.

================================================================================
Independent Auditors      KPMG LLP

================================================================================
Legal Counsel             Mayer, Brown & Platt

                          For more complete information about Oppenheimer Quest Small Cap Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

                          Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

                          Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

                          (C)Copyright 2000 OppenheimerFunds, Inc.
                          All rights reserved.

40   OPPENHEIMER QUEST SMALL CAP FUND

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------

                    As an Oppenheimer fund shareholder, you can benefit from
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                    Internet
                    24-hr access to account information and transactions/1/
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                    -----------------------------------------------------------
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                    Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
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                    -----------------------------------------------------------
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                    -----------------------------------------------------------
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                    OppenheimerFunds Services
                    P.O. Box 5270, Denver, CO 80217-5270
                    -----------------------------------------------------------
                    Ticker Symbols Class A: QVSCX Class B: QSCBX Class C: QSCCX


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                    transaction feature may be unavailable.


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RA0251.001.1000 December 30, 2000